Summary of leverage ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 09, 2021 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [abstract]
Loans and financings	$ 1,699,315	$ 2,024,314	$ 1,508,557	$ 102,042
Derivative financial instruments	6,531	(5,106)	2,294
Lease liabilities	19,639	25,689	34,384
Cash and cash equivalents	(743,817)	(1,086,163)	(698,618)		$ (1,032,938)
Financial investments	(19,202)	(35,044)	(58,775)
Net debt	962,466	923,690	787,842
Net income (loss) for the period	156,087	(652,506)	(157,516)
Depreciation and amortization	258,711	243,925	317,892
Net financial results	(136,902)	(278,175)	(104,854)
Income tax expense (benefit)	153,204	(24,152)	(58,364)
EBITDA	704,904	(154,558)	206,866
Impairment of non-current assets		557,497	142,133
Miscellaneous adjustments	(664)
Adjusted EBITDA	$ 704,240	$ 402,939	$ 348,999
Leverage ratio (Net debt/Adjusted EBITDA)	1.37	2.29	2.26